FEDERAL INCOME TAXES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
FEDERAL INCOME TAXES	FEDERAL INCOME TAXES
The Internal Revenue Service issued its latest opinion letter on June 30, 2020, which indicates the pre-approved plan document adopted by the Plan qualifies under the provisions of Section 401(a) and the trust is exempt from federal income taxes under the provisions of Section 501(a) of the Internal Revenue Code, as amended. While various amendments have been made to the Plan since 2020, in the opinion of the Plan Administrator, the Plan and its underlying trust have operated within the terms of the Plan and remain qualified under the applicable provisions of the Internal Revenue Code.